Long-term Investments - Equity Method Investments (Details) $ in Thousands, € in Millions				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 02, 2021 USD ($)	Aug. 02, 2021 EUR (€)	Jul. 26, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						$ 28,088	$ 3,700	$ 3,700	$ 17,881
Addition						3,350		38,070	2,600
Income (loss) on investment				$ (429)	$ (1,447)	(2,357)	(2,062)	(3,665)	(131)
Foreign currency translation						(1,264)
Reclassification to subsidiaries						(11,298)		(2,372)	0
Return of basis						(659)		0	0	$ (245)
Ending balance				15,819		15,819		28,088	3,700	$ 17,881
Energica
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						12,329	0	0
Addition								13,555
Income (loss) on investment						(1,031)		(1,226)
Reclassification to subsidiaries						(11,298)		0
Ending balance								12,329	0
FNL Technologies
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						2,856	0	0
Addition								3,505
Income (loss) on investment						(685)		(899)
Reclassification to subsidiaries								0
Ending balance				2,130		2,130		2,856	0
MDI Fund
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						3,765	0	0
Addition			$ 600			274		4,646
Income (loss) on investment						(135)		(881)
Reclassification to subsidiaries								0
Return of basis						(659)
Ending balance				3,245		3,245		3,765	0
PEA
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						9,138	$ 0	0
Addition	$ 9,100	€ 7.5						9,138
Income (loss) on investment						(506)		0
Foreign currency translation						(1,264)
Reclassification to subsidiaries								0
Ending balance				7,368		7,368		$ 9,138	$ 0
Orange Grid
Schedule Of Equity Method Investment [Roll Forward]
Addition						3,076
Ending balance				$ 3,076		$ 3,076